Leases - Operating lease right-of-use assets and lease liabilities, and the associated financial statement line items (Details) - Jun. 30, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Assets
Operating lease right-of-use assets, net	¥ 186,307	$ 25,784
Liabilities
Operating lease liabilities, current	83,573	11,566
Operating lease liabilities, non-current	¥ 100,521	$ 13,911
Weighted average remaining lease term (in years)	3 years 4 months 20 days	3 years 4 months 20 days
Weighted average discount rate (in percent)	4.45%	4.45%